Revenues Attributable to Different Service and Product Groups (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Net revenues	$ 209,558,000	$ 211,822,000	$ 166,668,000
Operating costs and expenses:
Cost of revenues	(101,598,000)	(104,741,000)	(87,883,000)
Selling and marketing	(69,848,000)	(61,460,000)	(44,717,000)
General and administrative	(25,478,000)	(24,919,000)	(21,253,000)
Impairment of goodwill		(1,517,000)
Operating income (loss)	18,789,000	22,848,000	15,950,000
Unallocated corporate expenses	(6,950,000)	(4,855,000)	(4,493,000)
Unallocated corporate expenses	(6,950,000)	(4,855,000)	(4,493,000)
Total assets	398,139,000	355,350,000	328,925,000
Total assets	398,139,000	355,350,000	328,925,000
(Loss) gain from equity method investments	(555,000)	(1,484,000)	(172,000)
Cost of Sales
Operating costs and expenses:
Cost of revenues	(101,598,000)	(104,741,000)	(87,883,000)
Selling Expense
Operating costs and expenses:
Selling and marketing	(69,848,000)	(61,460,000)	(44,717,000)
General and Administrative Expense
Operating costs and expenses:
General and administrative	(18,528,000)	(20,064,000)	(16,760,000)
Impairment of Goodwill
Operating costs and expenses:
Impairment of goodwill		(1,517,000)
Operating Expense
Operating costs and expenses:
Total operating costs and expenses	(196,924,000)	(192,637,000)	(153,853,000)
Other Operating Income (Expense)
Segment Reporting Information [Line Items]
Other operating income	6,155,000	2,968,000	3,051,000
Operating Income (Loss)
Operating costs and expenses:
Operating income (loss)	18,789,000	22,848,000	15,950,000
Depreciation And Amortization
Operating costs and expenses:
Amortization and depreciation	13,215,000	12,723,000	6,299,000
Loss From Equity Method Investments
Operating costs and expenses:
(Loss) gain from equity method investments	(555,000)	(1,484,000)	(172,000)
Professional education services
Segment Reporting Information [Line Items]
Net revenues	197,835,000	196,047,000	150,484,000
Other operating income	4,976,000	1,053,000	643,000
Operating costs and expenses:
Cost of revenues	(94,162,000)	(96,044,000)	(79,168,000)
Selling and marketing	(65,474,000)	(56,334,000)	(39,698,000)
General and administrative	(16,773,000)	(16,745,000)	(14,548,000)
Impairment of goodwill	0	0	0
Total operating costs and expenses	(176,409,000)	(169,123,000)	(133,414,000)
Operating income (loss)	26,402,000	28,672,000	17,797,000
Total assets	307,054,000	273,005,000	236,496,000
Total assets	307,054,000	273,005,000	236,496,000
Amortization and depreciation	11,481,000	10,939,000	4,479,000
(Loss) gain from equity method investments	(555,000)	(1,173,000)	58,000
Business start-up training services
Segment Reporting Information [Line Items]
Net revenues	2,207,000	2,796,000	4,608,000
Other operating income	5,000	102,000	76,000
Operating costs and expenses:
Cost of revenues	(1,033,000)	(1,777,000)	(2,644,000)
Selling and marketing	(915,000)	(1,226,000)	(1,127,000)
General and administrative	(584,000)	(1,930,000)	(896,000)
Impairment of goodwill		(1,517,000)
Total operating costs and expenses	(2,532,000)	(6,450,000)	(4,667,000)
Operating income (loss)	(320,000)	(3,552,000)	17,000
Total assets	40,865,000	36,735,000	46,205,000
Total assets	40,865,000	36,735,000	46,205,000
Amortization and depreciation	60,000	69,000	36,000
(Loss) gain from equity method investments		(311,000)	(230,000)
Sales of learning simulation software
Segment Reporting Information [Line Items]
Net revenues	9,516,000	12,979,000	11,576,000
Other operating income	1,174,000	1,813,000	2,332,000
Operating costs and expenses:
Cost of revenues	(6,403,000)	(6,920,000)	(6,071,000)
Selling and marketing	(3,459,000)	(3,900,000)	(3,892,000)
General and administrative	(1,171,000)	(1,389,000)	(1,316,000)
Impairment of goodwill	0	0	0
Total operating costs and expenses	(11,033,000)	(12,209,000)	(11,279,000)
Operating income (loss)	(343,000)	2,583,000	2,629,000
Total assets	50,220,000	45,610,000	46,224,000
Total assets	50,220,000	45,610,000	46,224,000
Amortization and depreciation	$ 1,674,000	$ 1,715,000	$ 1,784,000